Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

Share Issuances

On February 10, 2016, the Company issued 250,000 shares of restricted common stock to Blackbridge Capital, LLC in exchange for cash aggregating $25,000, or $0.10 a share.

On February 29, 2016, the Company issued 150,000 shares of restricted common stock to Tri-Bridge Ventures, LLC in exchange for cash aggregating $15,000, or $0.10 a share.

As of March 7, 2016, the Company had 108,009,530 shares of common stock issued and outstanding.

No other material events or transactions have occurred during this subsequent event reporting period which required recognition or disclosure in the financial statements.